Business Combinations - Additional Information (Detail) $ in Thousands, $ in Millions					12 Months Ended
	May 24, 2018 USD ($)	May 24, 2018 ARS ($)	May 02, 2018 USD ($)	May 02, 2018 ARS ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ARS ($)	May 24, 2018 ARS ($)	May 02, 2018 ARS ($)
Micro Lending S.A.U. [member]
Disclosure of detailed information about business combination [line items]
Percentage of stock acquired			100.00%	100.00%
Total price of stock			$ 24.4					$ 620,522
Payment made at the date of acquisition			20.0	$ 701,547
Contingent Consideration			$ 2.4
Invertir Online.Com Argentina S.A.U. [member]
Disclosure of detailed information about business combination [line items]
Percentage of stock acquired	100.00%	100.00%
Additional consideration payable if certain net income is achieved					$ 3.7
Total price of stock	$ 43.3						$ 1,286,217
Potential undiscounted amount payable under the agreement, description					The potential undiscounted amount payable under the agreement is between U$S 0 for net income below U$S 21 millions and U$S 3.7 millions for net income above U$S 21 millions.
Payment made at the date of acquisition	36.5	$ 1,467,711
Contingent Consideration	$ 7.5					$ 105,300	$ 105,300